Note Debt Securities Held-to-maturity (Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Held-to-maturity Securities, Classified [Abstract]
Amortized cost - Within 1 year	$ 3,510
Amortized cost - After 1 to 5 years	17,005
Amortized cost - After 5 to 10 years	23,940
Amortized cost - After 10 years	57,120
Amortized cost	101,575	$ 107,019
Fair Value - within 1 year	3,474
Fair Value - After 1 to 5 years	15,924
Fair Value - After 5 to 10 years	22,239
Fair Value - After 10 years	61,016
Total investment securities held-to-maturity - Fair Value	$ 102,653	$ 97,501